Significant capital and funding transactions	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Significant capital and funding transactions

Note 9 Significant capital and funding transactions
Preferred shares and other equity instruments
On December 17, 2019, we purchased for cash 200,000 depositary shares, each representing a one-fortieth interest in a share of our Fixed Rate/Floating Rate Non-Cumulative First Preferred Shares, Series C-2 (C-2 Preferred Shares), for aggregate total consideration, including accrued dividends, of US$6 million. The purchased depositary and underlying C-2 Preferred Shares were subsequently cancelled. The C-2 Preferred Shares do not qualify as Tier 1 regulatory capital.
On July 28, 2020, we issued $1,750 million of Limited Recourse Capital Notes
Series 1 (LRCN Series 1)
 with recourse limited to assets (Trust Assets) held by a third party trustee in a consolidated trust (Limited Recourse Trust). The Trust Assets consist of $1,750 million of our First Preferred Shares, Series BQ (Series BQ Preferred Shares) issued concurrently with LRCN Series 1

at a price of $1,000 per Series BQ Preferred Share.
The price per note is $1,000 and will bear interest paid semi-annually at a fixed rate of 4.5% per annum until November 24, 2025 and thereafter at a rate per annum equal to the 5-year Government of Canada Yield plus 4.137% until maturity on November 24, 2080. In the event of (i) non-payment of interest on any interest payment date, (ii) non-payment of the redemption price in case of a redemption of
LRCN Series 1
, (iii) non-payment of principal at the maturity of
LRCN Series 1
, or (iv) an event of default on the notes, noteholders will have recourse only to the Trust Assets and each noteholder will be entitled to receive its pro rata share of the Trust Assets. In such an event, the delivery of the Trust Assets will represent the full and complete extinguishment of our obligations under
LRCN Series 1
.
LRCN Series 1 are redeemable on or prior to maturity to the extent we redeem Series BQ Preferred Shares on certain redemption dates as set out in the terms of Series BQ Preferred Shares and subject to the consent and approval of OSFI.
The terms of Series BQ Preferred Shares and LRCN Series 1 include non-viability contingency capital (NVCC) provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, LRCN Series 1 will be automatically redeemed and the redemption price will be satisfied by the delivery of Trust Assets, which will consist of common shares pursuant to an automatic conversion of Series BQ Preferred Shares. The terms of Series BQ Preferred Shares include an automatic conversion formula with a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of common shares issued in respect of each Series BQ Preferred Shares will be determined by dividing the share value of Series BQ Preferred Shares (including declared and unpaid dividends) by the conversion price. The number of common shares delivered to each noteholder will be based on such noteholder’s pro rata interest in the Trust Assets.
LRCN Series 1 are compound instruments with both equity and liability features as payments of interest and principal in cash are made at our discretion. Non-payment of interest and principal in cash does not constitute an event of default and will trigger a delivery of Series BQ Preferred Shares. The liability component of the notes has a nominal value and, as a result, the full proceeds received have been presented as equity.
Subordinated debentures
On December 6, 2019, we redeemed all $2,000 million of our outstanding 2.99% subordinated debentures due on December 6, 2024 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
On December 23, 2019, we issued $1,500 million of NVCC subordinated debentures. The notes bear interest at a fixed rate of 2.88% per annum until December 23, 2024, and at the three-month Canadian Dollar Offered Rate plus 0.89% thereafter until their maturity on December 23, 2029.
On June 4, 2020, we redeemed all $1,000 million of our outstanding NVCC 2.48% subordinated debentures due on June 4, 2025 for 100% of their principal amount plus accrued interest to, but excluding, the redemption date.
On June 30, 2020, we issued $1,250 million of NVCC subordinated debentures. The notes bear interest at a fixed rate of 2.088% per annum until June 30, 2025, and at the three-month Canadian Dollar Offered Rate plus 1.31% thereafter until their maturity on June 30, 2030.
Common shares issued
(1)

	For the three months ended
	July 31, 2020		July 31, 2019
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	235	$18	545	$38
Purchased for cancellation (3)	–	–	(1,914)	(24)
	235	$18	(1,369)	$14

	For the nine months ended
	July 31, 2020		July 31, 2019
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	782	$62	1,230	$87
Purchased for cancellation (3)	(7,860)	(97)	(5,705)	(70)
	(7,078)	$(35)	(4,475)	$17

(1)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and nine months ended July 31, 2020 and July 31, 2019, our DRIP’s requirements were satisfied through open market share purchases.
(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)	During the three months ended July 31, 2020, we
did not purchase
 for cancellation
any
common shares
.
During the nine months ended July 31, 2020, we purchased for cancellation common shares at a total fair value of $
814

million (average cost of $103.62 per share), with a book value of $97 million (book value of $12.34 per share). During the three months ended July 31, 2019, we purchased for cancellation common shares at a total fair value of $197 million (average cost of 102.82 per share), with a book value of $24 million (book value of $12.28 per share). During the nine months ended July 31, 2019, we purchased for cancellation common shares at a total fair value of $556 million (average cost of $97.36 per share), with a book value of $70 million (book value of $12.26 per share).
Covered bonds
RBC Covered Bond Guarantor Limited Partnership (Guarantor LP) is a consolidated structured entity to which we periodically transfer mortgages to support funding activities and asset coverage requirements under our covered bond program.
During the
second

quarter, OSFI temporarily increased the limits on covered bond programs and the Bank of Canada temporarily expanded the eligible collateral for its term repo facility to include banks’ own covered bonds to provide further liquidity due to the COVID-19 pandemic. As at July 31, 2020, the total amount of mortgages transferred and outstanding in the Guarantor LP was $112.1 billion (October 31, 2019 – $53.9 billion), providing further liquidity capacity for the covered bond program and $46.0 billion of covered bonds were recorded as Deposits on our Consolidated Balance Sheets (October 31, 2019 – $39.8 billion).